Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	In this Amendment No. 1 to our Form S-1 originally filed with the Securities and Exchange Commission on May 29, 2012, ARETE INDUSTRIES INC. is furnishing updated Interactive Data (XBRL) files as Exhibit 101, in accordance with Rule 405 of Regulation S-T. Pursuant to Rule 406T of Regulation S–T, the interactive data files on Exhibit 101 hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities Act of 1934, as amended, and otherwise are not subject to liability under those sections.
Document Period End Date	Jun. 30, 2012
Trading Symbol	ARET
Entity Registrant Name	ARETE INDUSTRIES INC
Entity Central Index Key	0000820901
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding